Schedule of Cash and Cash Equivalents (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	₪ 94,819	₪ 192,351
Short term deposits	6,320	40,238
Total cash and cash equivalents	101,139	232,589	₪ 196,217	₪ 37,888
NIS	101,139	232,589	₪ 196,217	₪ 37,888
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	24
NIS	24
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	293	17,302
NIS	293	17,302
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Total cash and cash equivalents	100,822	215,287
NIS	₪ 100,822	₪ 215,287